Decommissioning Liabilities - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Credit-adjusted risk-free rate	5.20%	5.20%
Inflation rate	0.02	0.02